Equity (Details) - Schedule of Options to Consultants	6 Months Ended
Jun. 30, 2024 $ / shares shares
2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
In connection with	Services rendered
No. of options issued	110,655
No. of options exercisable	110,655
Exercise price (in Dollars per share) | $ / shares	$ 0.003
2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
In connection with	Services rendered
No. of options issued	36,885
No. of options exercisable	36,885
Exercise price (in Dollars per share) | $ / shares	$ 0.003
2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
In connection with	Services rendered
No. of options issued	69,090
No. of options exercisable	69,090
2021 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 0.003
2021 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.25
2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
In connection with	Services rendered
No. of options issued	100,000
No. of options exercisable	51,111
Exercise price (in Dollars per share) | $ / shares	$ 0.546